Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Receivables [Abstract]
Customer trade receivables	$ 4,992	$ 6,237
Other receivables	3,463	5,140
Total	$ 8,455	$ 11,377